Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Schedule of accrued expenses	Accrued expenses consist of the following (in thousands):
	December 31,
	2010	2011
Accrued consulting and professional fees	$730	$119
Accrued research and development	679	235
Other	143	83
	$1,552	$437